Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2017
Property Subject to or Available for Operating Lease, Net [Abstract]
Flight equipment held for operating leases, net
Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2017 and 2016 were as follows:

	Year Ended December 31,
	2017	2016
Net book value at beginning of period	$31,501,973	$32,219,494
Additions	5,276,715	3,863,905
Depreciation	(1,690,753)	(1,753,574)
Impairment (Note 24)	(54,331)	(78,335)
AeroTurbine restructuring (Note 25)	(2,662)	(15,392)
Disposals and transfers (to) from held for sale	(2,281,401)	(2,222,432)
Transfers (to) from net investment in finance and sales-type leases/inventory	(352,714)	(511,693)
Net book value at end of period	$32,396,827	$31,501,973
Accumulated depreciation as of December 31, 2017 and 2016, respectively	$(6,067,084)	$(5,086,611)